CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Statement of Stockholders' Equity [Abstract]
Cash dividends declared, per share	$ 0.24	$ 0.16	$ 0.16
Purchase of treasury stock, shares	1,590	16,256	955